Schedule of Related Party Transactions (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Related Party Balances And Transactions Schedule Of Related Party Transactions 1	$ 115,248
Related Party Balances And Transactions Schedule Of Related Party Transactions 2	810,982
Related Party Balances And Transactions Schedule Of Related Party Transactions 3	393,107
Related Party Balances And Transactions Schedule Of Related Party Transactions 4	401,244
Related Party Balances And Transactions Schedule Of Related Party Transactions 5	508,355
Related Party Balances And Transactions Schedule Of Related Party Transactions 6	1,212,226
Related Party Balances And Transactions Schedule Of Related Party Transactions 7	913,479
Related Party Balances And Transactions Schedule Of Related Party Transactions 8	$ 12,728